Share capital, warrants and other capital (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Feb. 22, 2021	Feb. 19, 2021
Warrants [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuing common shares	$ 34,200
Cash transaction costs	3,221
Warrant liability	$ 1,897
Underwriter Option [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares	8,614
Proceeds from issuing common shares	$ 4,461
Option to purchase common stock	123,058
Public Offering [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares		820,390
Share price		$ 36.25
Proceeds from issuing common shares		$ 29,739
Placement agent fees and other offering expenses		$ 2,837
Public Offering [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants Issued		57,427
Warrants exercise price		$ 45.3125
Warrants expiry date		Feb. 17, 2026
Underwriter Option [member]
IfrsStatementLineItems [Line Items]
Share price		$ 36.25
Option to purchase common stock		123,058